May 21, 1997



Transmitted Via EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington D.C., 20549
Attn:     Filing Desk, Stop 1 - 4

     RE:  Tax-Exempt New York Money Market Fund
            File No. 33-34819 (Post-Effective Amendment No.8)
            File No. 811-6108 (Amendment No.9)

Dear Sir or Madam:

     Tax-Exempt New York Money Market Fund (the "Registrant") hereby certifies, pursuant to Rule 497 (j) of the Securities Act of 1933, that (i) the form of prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the above-referenced, most recently filed amendment to the registration statement of the Registrant (the "Amendment"), and (ii) the text of the Amendment has been filed electronically.

                              Tax-Exempt New York
                                Money Market Fund


                           By:  /s/ Philip J. Collora
                              --------------------------
                              Philip J. Collora
                              Vice President & Secretary
PJC/jps